UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2007

1.814096.102

CTM-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.8%
	Principal Amount	Value
Connecticut - 81.0%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3.68% (Liquidity Facility Citibank NA) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 3.68% (Liquidity Facility Citibank NA) (a)(e)	10,110,000	10,110,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	32,590,000	32,590,000
Series 1999, 3.5%, LOC Dexia Cr. Local de France, VRDN (a)	5,050,000	5,050,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 3.68% tender 6/14/07, CP mode	10,000,000	10,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.54%, LOC Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Bonds Series 1997 D, 5.5% 12/1/07	8,775,000	8,903,700
Participating VRDN:
Series 1518, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	34,245,000	34,245,000
Series 75, 3.69% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	6,300,000	6,300,000
Series BA 02 A, 3.68% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 701, 3.69% (Liquidity Facility Citibank NA) (a)(e)	20,000,000	20,000,000
Series Floaters 01 681, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	10,240,000	10,240,000
Series MS 00 514, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	9,695,000	9,695,000
Series MS 01 1395, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	16,000,000	16,000,000
Series MS 01 571, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	24,470,000	24,470,000
Series MS 06 1609, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	33,680,000	33,680,000
Series MT 369, 3.67% (Liquidity Facility DEPFA BANK PLC) (a)(e)	10,505,000	10,505,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series PA 888R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 4,995,000	$ 4,995,000
Series PT 1246, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,895,000	9,895,000
Series PT 1409, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,295,000	12,295,000
Series PT 2223, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,700,000	10,700,000
Series PT 2532, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,280,000	5,280,000
Series PT 2693, 3.67% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	44,285,000	44,285,000
Series Putter 1550, 3.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,880,000	6,880,000
Series Putters 320, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,620,000	6,620,000
Series ROC II R 596, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,180,000	4,180,000
Series ROC II R1064, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,745,000	6,745,000
Series ROC II R3013, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,245,000	5,245,000
Series ROC II R4009, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	18,630,000	18,630,000
Series ROC II R4048, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,165,000	5,165,000
Series 2004 A, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	48,820,000	48,820,000
Connecticut Health & Edl. Facilities Participating VRDN Series Solar 07 27, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	26,350,000	26,350,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.) Series S1, 3.63% tender 3/2/07, CP mode	6,690,000	6,690,000
Participating VRDN:
Series AAB 05 59, 3.68% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	17,495,000	17,495,000
Series EGL 02 6027 Class A, 3.69% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(e)	19,805,000	19,805,000
Series EGL 04 19 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series LB 05 K6, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	$ 9,230,000	$ 9,230,000
Series MS 06 1353, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	2,627,500	2,627,500
Series MS 06 1637, 3.53% (Liquidity Facility Morgan Stanley) (a)(e)	21,475,000	21,475,000
(Charlotte Hungerford Hosp. Proj.) Series C, 3.65%, LOC Bank of America NA, VRDN (a)	3,105,000	3,105,000
(Greenwich Family YMCA Proj.) Series A, 3.66%, LOC Bank of New York, New York, VRDN (a)	5,000,000	5,000,000
(Health Care Cap. Asset Prog.) Series A1, 3.5%, LOC Bank of America NA, VRDN (a)	3,610,000	3,610,000
(Sacred Heart Univ. Proj.) 3.65%, LOC Bank of America NA, VRDN (a)	8,520,000	8,520,000
(Univ. of New Haven Proj.):
Series 2005 E, 3.65%, LOC Wachovia Bank NA, VRDN (a)	11,900,000	11,900,000
3.65%, LOC Wachovia Bank NA, VRDN (a)	7,445,000	7,445,000
Connecticut Home Fin. Auth. Participating VRDN:
Series 06-K73, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	7,725,000	7,725,000
Series 06-P62U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	11,000,000	11,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 3.68% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series LB 05 L14, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,000,000	9,000,000
Series MT 37, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,165,000	1,165,000
Series MT 374, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	12,950,000	12,950,000
Series MT 376, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,250,000	7,250,000
Series MT 38, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	80,000	80,000
Series MT 63, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	30,000	30,000
Series PT 2337, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	95,000	95,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Participating VRDN:
Series PT 2817, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 25,000	$ 25,000
Series PT 3628, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,775,000	5,775,000
Series ROC II R402, 3.71% (Liquidity Facility Citibank NA) (a)(d)(e)	3,895,000	3,895,000
(Connecticut Gen. Hsg. Proj.):
Series 2001 B4, 3.66% (AMBAC Insured), VRDN (a)(d)	3,320,000	3,320,000
Series E-5, 3.67% (AMBAC Insured), VRDN (a)(d)	3,600,000	3,600,000
Series 1990 C, 3.58% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	7,085,000	7,085,000
Series 1990 D, 3.58% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	12,680,000	12,680,000
Series 2001 A3, 3.68% (AMBAC Insured), VRDN (a)(d)	11,000,000	11,000,000
Series 2002 A3, 3.67% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 3.66% (AMBAC Insured), VRDN (a)(d)	30,000,000	30,000,000
Series 2002 F2, 3.66% (AMBAC Insured), VRDN (a)(d)	36,500,000	36,500,000
Series 2006 A2, 3.68% (AMBAC Insured), VRDN (a)(d)	12,395,000	12,395,000
Subseries 2005 B2, 3.66% (AMBAC Insured), VRDN (a)(d)	20,650,000	20,650,000
Subseries 2006 B2, 3.66% (AMBAC Insured), VRDN (a)(d)	120,700,000	120,700,000
Connecticut Hsg. Fin. Auth. Hsg. Mtg. Series F, 3.66% (AMBAC Insured), VRDN (a)(d)	17,200,000	17,200,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds 5% 10/1/07 (FSA Insured)	6,925,000	6,985,911
Participating VRDN:
Series MS 01 735, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	9,150,000	9,150,000
Series MT 75, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,790,000	13,790,000
Series PA 1039R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series PA 966R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,495,000	5,495,000
Series Putters 612, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,210,000	5,210,000
Series ROC II R122, 3.68% (Liquidity Facility Citibank NA) (a)(e)	12,265,000	12,265,000
Series ROC II R4068 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,955,000	4,955,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.):
Series 1, 3.5% (FSA Insured), VRDN (a)	$ 39,100,000	$ 39,100,000
Series 2003 1, 3.53% (AMBAC Insured), VRDN (a)	54,065,000	54,065,000
Series 2000 1, 3.53% (FGIC Insured), VRDN (a)	7,115,000	7,115,000
Series 2003 2, 3.53% (AMBAC Insured), VRDN (a)	59,190,000	59,190,000
Groton Town Gen. Oblig. BAN 4% 10/30/07	20,000,000	20,055,428
Hartford County Metropolitan District BAN 4.5% 3/15/07	23,600,000	23,606,881
New Haven Gen. Oblig.:
3.54% 3/8/07, LOC Landesbank Hessen-Thuringen, CP	4,400,000	4,400,000
3.67% 4/3/07, LOC Landesbank Hessen-Thuringen, CP	10,000,000	10,000,000
3.67% 4/4/07, LOC Landesbank Hessen-Thuringen, CP	2,405,000	2,405,000
Oxford Gen. Oblig. BAN 4% 11/1/07	25,585,000	25,659,523
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 75 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	7,005,000	7,005,000
Series 18B, 3.5% (MBIA Insured), VRDN (a)	13,150,000	13,150,000
Town of Avon BAN 4% 10/26/07	11,070,000	11,100,746
Univ. of Connecticut Participating VRDN Series PA 1255, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,850,000	3,850,000
Waterford Gen. Oblig. BAN 4.5% 4/30/07	16,425,000	16,446,091
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	1,845,000	1,845,000
		1,348,610,780
Puerto Rico - 11.5%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.53% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,390,000	9,390,000
Series PA 1376R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Series PA 774R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,040,000	7,040,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 3.65% (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.65% (Liquidity Facility Bank of America NA) (a)(e)	9,200,000	9,200,000
Series MACN 06 H, 3.65% (Liquidity Facility Bank of America NA) (a)(e)	5,475,000	5,475,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series Merlots 00 FFF, 3.53% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 5,925,000	$ 5,925,000
Series Merlots 05 A20, 3.53% (Liquidity Facility Bank of New York, New York) (a)(e)	4,095,000	4,095,000
Series Merlots 98 B8, 3.53% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,130,000	5,130,000
Series PA 1380R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,500,000	7,500,000
Series PT 3189, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	15,000,000	15,000,000
Series RobIns 14, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	11,975,000	11,975,000
Series ROC 2 98 1, 3.65% (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
Series ROC II 99 2, 3.65% (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Series ROC II R 785 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	19,800,000	19,800,000
Series ROC II R 789 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(e)	3,100,000	3,100,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101 Class A, 3.68% (Liquidity Facility Citibank NA) (a)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 3.53% (Liquidity Facility Bank of New York, New York) (a)(e)	11,985,000	11,985,000
Series PA 1409, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,950,000	4,950,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.66% (Liquidity Facility Citibank NA) (a)(e)	6,500,000	6,500,000
Series PA 1044, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,745,000	6,745,000
Series PA 561, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,500,000	7,500,000
Series Putters 147, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
Series RobIns 16, 3.68% (Liquidity Facility Bank of New York, New York) (a)(e)	4,570,000	4,570,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series MT 254, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.55%, LOC Banco Santander Central Hispano SA, VRDN (a)	$ 1,700,000	$ 1,700,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN:
Series MS 00 225, 3.64% (Liquidity Facility Morgan Stanley) (a)(e)	2,335,000	2,335,000
Series MT 212, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,935,000	4,935,000
		191,850,000
	Shares
Other - 1.3%
Fidelity Municipal Cash Central Fund, 3.73% (b)(c)	22,013,826	22,013,826
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $1,562,474,606)		1,562,474,606
NET OTHER ASSETS - 6.2%		102,622,894
NET ASSETS - 100%		$ 1,665,097,500
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 509,260
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,562,474,606.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Florida Municipal
Money Market Fund

February 28, 2007

1.814097.102

SFM-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.0%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) 3.77%, tender 5/1/07 (b)	$ 3,480,000	$ 3,480,000
Arizona - 0.7%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (b)(c)	5,500,000	5,500,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	1,250,000	1,250,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	4,480,000	4,480,000
		11,230,000
California - 0.0%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.05%, VRDN (b)(c)	700,000	700,000
Colorado - 1.3%
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	9,165,000	9,165,000
Series LB 05 F4, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	5,385,000	5,385,000
Denver Arpt. Rev. Participating VRDN Series LB 07 P17, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	2,900,000	2,900,000
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 07 C10, 3.61% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	2,100,000	2,100,000
		19,550,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.87%, VRDN (b)(c)	1,500,000	1,500,000
Series 1999 B, 3.82%, VRDN (b)(c)	900,000	900,000
Delaware Hsg. Auth. Rev. Participating VRDN Series Merlots 06 B10, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	3,600,000	3,600,000
		6,000,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.3%
Metropolitan Washington DC Arpt. Participating VRDN Series LB 07 K6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	$ 2,800,000	$ 2,800,000
Metropolitan Washington DC Arpt. Auth. Sys. Rev. Participating VRDN Series Putters 1691, 3.75% (Liquidity Facility Deutsche Postbank AG) (b)(c)(e)	2,000,000	2,000,000
		4,800,000
Florida - 67.2%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) 3.62%, LOC Citibank NA, VRDN (b)(c)	7,100,000	7,100,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A27, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	840,000	840,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,300,000	1,300,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.7% (AMBAC Insured), VRDN (b)(c)	5,000,000	5,000,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series PT 3695, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,270,000	3,270,000
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 3.63%, LOC Bank of America NA, VRDN (b)(c)	6,790,000	6,790,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.8% (Liquidity Facility Bank of America NA) (b)(c)(e)	3,275,000	3,275,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 17, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	7,340,000	7,340,000
Series Clipper 05 41, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	33,770,000	33,770,000
Series Clipper 06 7 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	20,935,000	20,935,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	2,555,000	2,555,000
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.7%, LOC Fannie Mae, VRDN (b)(c)	6,800,000	6,800,000
(Summer Lakes Phase II Apts. Proj.) 3.57%, LOC Citibank NA, VRDN (b)(c)	22,000,000	22,000,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,855,000	3,855,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.8% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(c)	$ 28,475,000	$ 28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 3.77% (Liquidity Facility Bank of America NA) (b)(c)(e)	1,320,000	1,320,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.8% (Liquidity Facility Bank of New York, New York) (b)(c)(e)	3,280,000	3,280,000
Florida Board of Ed. Cap. Outlay Bonds Series A, 5.25% 6/1/15 (Pre-Refunded to 6/1/07 @ 101) (d)	7,300,000	7,401,308
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.82%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,115,000	1,115,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.82%, LOC Wachovia Bank NA, VRDN (b)(c)	1,735,000	1,735,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 3.97%, LOC Wachovia Bank NA, VRDN (b)(c)	720,000	720,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	6,484,000	6,484,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Bridgewater Club Proj.) Series L1, 3.58%, LOC SunTrust Banks, Inc., VRDN (b)(c)	7,230,000	7,230,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.7%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.58%, LOC Citibank NA, VRDN (b)(c)	12,215,000	12,215,000
(Savannah Springs Apartments Proj.) Series G, 3.7%, LOC Citibank NA, VRDN (b)(c)	7,450,000	7,450,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.77% (Liquidity Facility Bank of America NA) (b)(c)(e)	800,000	800,000
Series LB 04 L74J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	5,290,000	5,290,000
Series LB 04 L9, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	7,050,000	7,050,000
Series Merlots 06 B17, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	6,720,000	6,720,000
Series Putters 1336, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	11,900,000	11,900,000
Series Putters 1340, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	29,845,000	29,845,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Riverside Apts. Proj.) Series 2000 1, 3.57%, LOC Bank of America NA, VRDN (b)(c)	$ 5,555,000	$ 5,555,000
(Stuart Pointe Apts. Proj.) Series B1, 3.58%, LOC SunTrust Banks, Inc., VRDN (b)(c)	6,700,000	6,700,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.73%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
Florida Local Govt. Fin. Auth. Rev. Series B, 3.73% 4/6/07, LOC Wachovia Bank NA, CP (c)	4,000,000	4,000,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	9,595,000	9,595,000
Series PT 2319, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	5,150,000	5,150,000
Series 2002 E, 3.57% (FSA Insured), VRDN (b)(c)	66,305,000	66,305,001
3.6% 3/8/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (c)	8,550,000	8,550,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)(c)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	3,545,000	3,545,000
Series MS 1060, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	7,942,500	7,942,500
Series PT 2723, 3.73% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(e)	3,470,000	3,470,000
Series PT 2725, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	5,275,000	5,275,000
Series B, 3.63% 3/8/07, LOC Landesbank Baden-Wuert, CP (c)	16,400,000	16,400,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 3.57%, LOC Citibank NA, VRDN (b)(c)	4,000,000	4,000,000
(Lake Kathy Apt. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (b)(c)	5,670,000	5,670,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.57%, LOC Bank of America NA, VRDN (b)(c)	7,120,000	7,120,000
(Mobley Park Apts. Proj.) Series A, 3.71%, LOC Freddie Mac, VRDN (b)(c)	8,000,000	8,000,000
(Royal Palm Key Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (b)(c)	7,630,000	7,630,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 3.725%, LOC Bank of America NA, VRDN (b)(c)	$ 600,000	$ 600,000
Indian River County Hosp. District Hosp. Rev.:
Bonds Series 1990, 3.74% tender 4/4/07, LOC Wachovia Bank NA, CP mode	3,700,000	3,700,000
Series 1985, 3.61%, LOC Wachovia Bank NA, VRDN (b)	12,700,000	12,700,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.68%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(c)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3.72%, LOC Bank of America NA, VRDN (b)(c)	7,350,000	7,350,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Brookwood Forest Apts. Proj.) 3.56%, LOC JPMorgan Chase Bank, VRDN (b)(c)	10,000,000	10,000,000
(Christine Cove Apts. Proj.) 3.57%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	3,000,000	3,000,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17, 5.25% 10/1/07	10,000,000	10,098,162
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	6,995,000	6,995,000
Series MS 01 811, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	7,957,500	7,957,500
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.59%, VRDN (b)	26,000,000	26,000,000
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series D, 3.9% 9/5/07 (c)	4,600,000	4,600,000
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 3.57%, LOC SunTrust Banks, Inc., VRDN (b)(c)	13,190,000	13,190,000
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 3.71% (Radian Asset Assurance, Inc. Insured), VRDN (b)	15,000,000	15,000,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.57%, LOC SunTrust Banks, Inc., VRDN (b)(c)	7,305,000	7,305,000
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 3.63%, LOC Bank of America NA, VRDN (b)(c)	3,070,000	3,070,000
Series B, 3.63%, LOC Bank of America NA, VRDN (b)(c)	3,455,000	3,455,000
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (b)(c)	5,000,000	5,000,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series 7014 Class A, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)(e)	6,250,000	6,250,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev. Participating VRDN: - continued
Series EGL 06 40 Class A, 3.73% (Liquidity Facility Citibank NA) (b)(c)(e)	$ 2,475,000	$ 2,475,000
Series EGL 06 60 Class A, 3.73% (Liquidity Facility Citibank NA) (b)(c)(e)	4,950,000	4,950,000
Series Floaters 1415, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	2,370,000	2,370,000
Series LB 05 L23, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	7,655,000	7,655,000
Series MS 06 1303, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	8,650,000	8,650,000
Series MS 06 1326, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	8,895,000	8,895,000
Series MS 1253, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	2,500,000	2,500,000
Series MT 177, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(e)	14,805,000	14,805,000
Series PT 3246, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	1,215,000	1,215,000
Series Putters 1447, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	9,860,000	9,860,000
Series ROC II R 525, 3.72% (Liquidity Facility Citibank NA) (b)(c)(e)	9,900,000	9,900,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,925,000	9,925,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	5,245,000	5,245,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 3.56%, LOC Citibank NA, VRDN (b)(c)	17,625,000	17,625,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Badia Spices, Inc. Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	5,100,000	5,100,000
(Cigarette Boats Racing Team Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	4,760,000	4,760,000
(Tarmac America Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	12,400,000	12,400,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.63%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 1,500,000	$ 1,500,000
3.63%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.):
Series 2006 A, 3.72% (Radian Asset Assurance, Inc. Insured), VRDN (b)	14,100,000	14,100,000
Series 2006 B, 3.72% (Radian Asset Assurance, Inc. Insured), VRDN (b)	11,300,000	11,300,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	1,860,000	1,860,000
Series MT 164, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	9,940,000	9,940,000
Series PT 2411, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	14,080,000	14,080,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.56%, LOC Citibank NA, VRDN (b)(c)	6,920,000	6,920,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.7%, LOC Fannie Mae, VRDN (b)(c)	8,260,000	8,260,000
(West Point Villas Apt. Proj.) Series 2000 F, 3.7%, LOC Fannie Mae, VRDN (b)(c)	5,750,000	5,750,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,900,000	1,900,000
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series PT 2372, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	5,950,000	5,950,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.57%, LOC Fannie Mae, VRDN (b)(c)	5,600,000	5,600,000
Palm Beach County School District 3.57% 3/8/07, LOC Bank of America NA, CP	3,000,000	3,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.77%, LOC Bank of America NA, VRDN (b)(c)	1,935,000	1,935,000
Pinellas County Cap. Impt. Rev. Bonds 5.75% 1/1/08 (FGIC Insured)	2,800,000	2,847,634
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	2,290,000	2,290,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.74% (Liquidity Facility CDC Fin. CDC IXIS) (b)(c)(e)	$ 11,340,000	$ 11,340,000
Series MT 66, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	14,205,000	14,205,000
Series MT 9, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	11,300,000	11,300,000
Series PT 2239, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	7,835,000	7,835,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.71%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	3,100,000	3,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.57%, LOC Fannie Mae, VRDN (b)(c)	3,900,000	3,900,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	12,565,000	12,565,000
Series 1984 H2, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	9,165,000	9,165,000
Series 1984 S, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,940,000	3,940,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (b)(c)	6,000,000	6,000,000
(Summerset Village Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (b)(c)	10,740,000	10,740,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.71%, LOC SunTrust Banks, Inc., VRDN (b)(c)	575,000	575,000
Sarasota County Util. Sys. Rev. Participating VRDN Series PT 1559, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,965,000	2,965,000
St. Johns County School Board Participating VRDN Series PT 3576, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	16,665,000	16,665,000
Sunshine State Govt. Fing. Commission Rev. 3.73% 4/4/07 (CIFG North America Insured), CP (c)	15,300,000	15,300,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.77%, LOC Wachovia Bank NA, VRDN (b)(c)	3,700,000	3,700,000
Tampa Bay Wtr. Util. Sys. Rev. 3.72%, LOC Bank of America NA, VRDN (b)(c)	28,400,000	28,400,459
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (b)(c)	9,500,000	9,500,000
		1,006,096,564
Municipal Securities - continued
	Principal Amount	Value
Georgia - 1.6%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 A, 3.6%, LOC Gen. Elec. Cap. Corp., VRDN (b)	$ 2,450,000	$ 2,450,000
Series 2000 B, 3.67%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	9,540,000	9,540,000
Series 2000 C, 3.67%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	6,200,000	6,200,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.75%, LOC JPMorgan Chase Bank, VRDN (b)(c)	705,000	705,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 6/1/07 (b)	5,500,000	5,501,416
		24,396,416
Illinois - 2.4%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 06 1543, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(e)	2,700,000	2,700,000
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,500,000	1,500,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 3.76%, LOC JPMorgan Chase Bank, VRDN (b)(c)	100,000	100,000
(Delta-Unibus Corp. Proj.) Series 2001, 3.77%, LOC Bank of America NA, VRDN (b)(c)	3,000,000	3,000,000
Illinois Gen. Oblig. RAN 4.25% 6/7/07	26,000,000	26,043,316
Illinois Schools Participating VRDN Series PZP 6, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,595,000	2,595,000
		35,938,316
Indiana - 0.9%
Indiana State Fin. Auth. Wtr. Facilities Rev. Participating VRDN Series 111, 3.73% (Liquidity Facility Bank of America NA) (b)(c)(e)	2,695,000	2,695,000
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	75,000	75,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MACN 05 P, 3.73% (Liquidity Facility Bank of America NA) (b)(c)(e)	3,125,000	3,125,000
Series Putters 3490, 3.73% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(e)	7,695,000	7,695,000
		13,590,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.7%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	$ 1,600,000	$ 1,600,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	5,000,000	5,000,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 3.78% (Deutsche Post AG Guaranteed), VRDN (b)(c)	3,300,000	3,300,000
		9,900,000
Louisiana - 2.0%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.75% (Liquidity Facility Morgan Stanley) (b)(c)(e)	3,245,000	3,245,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	2,014,000	2,014,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
3.59%, VRDN (b)(c)	6,250,000	6,250,000
3.59%, VRDN (b)(c)	5,000,000	5,000,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 91, 3.71% tender 3/6/07, CP mode	3,300,000	3,300,000
(Dow Chemical Co. Proj.):
Series 1993, 3.78%, VRDN (b)(c)	3,800,000	3,800,000
Series 1994 B, 3.73%, VRDN (b)	1,000,000	1,000,000
Series 1995, 3.78%, VRDN (b)(c)	5,150,000	5,150,000
		29,759,000
Maine - 0.8%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 185, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	1,765,000	1,765,000
Series MT 312, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	2,425,000	2,425,000
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds (Maine Gen. Mortgage Proj.) Series 2006 H, 3.62%, tender 12/17/07 (b)(c)	2,200,000	2,200,000
Participating VRDN Series Putters 1414, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	5,160,000	5,160,000
		11,550,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds (Maryland Residential Rev. Proj.) Series R, 3.64% 12/14/07 (c)	$ 2,500,000	$ 2,500,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	1,680,000	1,680,000
		4,180,000
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	940,000	940,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. 3.6% 3/7/07, LOC WestLB AG, CP	3,075,000	3,075,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1552, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	2,475,000	2,475,000
		6,490,000
Missouri - 0.2%
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	2,900,000	2,900,000
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series PA 1406R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	2,220,000	2,220,000
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Putters 1352, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	5,555,000	5,555,000
Nevada - 0.2%
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	135,000	135,000
Nevada State Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.05%, VRDN (b)(c)	2,600,000	2,600,000
		2,735,000
Municipal Securities - continued
	Principal Amount	Value
New Hampshire - 0.7%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	$ 235,000	$ 235,000
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (b)(c)	10,500,000	10,500,000
		10,735,000
New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	2,928,000	2,928,000
New York - 0.5%
Rockland County Gen. Oblig. BAN 4% 12/20/07	8,100,000	8,123,436
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	13,000,000	13,000,000
Non State Specific - 0.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(e)	1,452,000	1,452,000
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 011, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,280,000	1,280,000
		2,732,000
North Carolina - 0.3%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.78%, VRDN (b)(c)	1,900,000	1,900,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	1,500,000	1,500,000
Series LB 03 L44J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	1,300,000	1,300,000
		4,700,000
Municipal Securities - continued
	Principal Amount	Value
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	$ 1,100,000	$ 1,100,000
Ohio - 0.1%
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 3.97%, VRDN (b)(c)	1,300,000	1,300,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	520,000	520,000
		1,820,000
Oklahoma - 0.3%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 06 P42, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	3,795,000	3,795,000
Oregon - 0.6%
Oregon Homeowner Rev. Participating VRDN:
Series MT 228, 3.74% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(e)	3,635,000	3,635,000
Series MT 294, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	3,360,000	3,360,000
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.64%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,900,000	1,900,000
		8,895,000
Pennsylvania - 1.0%
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.78%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	7,300,000	7,300,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	4,100,000	4,100,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, VRDN (b)(c)	1,600,000	1,600,000
Philadelphia Arpt. Rev. Series 2005 C, 3.6% (MBIA Insured), VRDN (b)(c)	1,805,000	1,805,000
		14,805,000
Puerto Rico - 0.2%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/08 (a)(b)	2,680,000	2,680,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 1.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.73%, VRDN (b)	$ 2,600,000	$ 2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.8% (Liquidity Facility Bank of America NA) (b)(c)(e)	1,875,000	1,875,000
Series Putters 1388, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	5,290,000	5,290,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 3.74%, LOC Wachovia Bank NA, VRDN (b)(c)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.8% tender 5/1/07, CP mode	5,100,000	5,100,000
		16,065,000
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	1,830,000	1,830,000
Series LB 06 P41, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	3,235,000	3,235,000
		5,065,000
Tennessee - 1.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3897, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	4,995,000	4,995,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	1,960,000	1,960,000
Series LB L32J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	3,285,000	3,285,000
Series PT 3433, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	10,030,000	10,030,000
		20,270,000
Texas - 2.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series A, 3.6%, LOC Wachovia Bank NA, VRDN (b)(c)	3,100,000	3,100,000
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.78%, VRDN (b)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Bonds Series A, 5% 11/1/07 (c)	$ 5,000,000	$ 5,045,622
Participating VRDN Series ROC II 251, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	2,525,000	2,525,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2005 C, 3.57%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	2,200,000	2,200,000
Sabine River Auth. Poll. Cont. Rev. Bonds (TXU Energy Co. LLC Proj.):
Series A, 3.85%, tender 5/7/07, LOC Norddeutsche Landesbank (b)(c)	1,200,000	1,200,000
Series B, 3.85%, tender 5/7/07, LOC Norddeutsche Landesbank (b)(c)	3,000,000	3,000,000
San Antonio Wtr. Sys. Rev. Series 2001, 3.6% 3/7/07 (Liquidity Facility Bank of America NA), CP	5,000,000	5,000,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev. Series 2004 B, 3.57% (FSA Insured), VRDN (b)(c)	6,000,000	6,000,000
Texas Dept. of Hsg. and Cmnty. Affairs Participating VRDN Series LB 06 K95, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	4,200,000	4,200,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	1,200,000	1,200,000
		34,470,622
Utah - 2.0%
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 3.57% (AMBAC Insured), VRDN (b)(c)	11,100,000	11,100,000
Series 1996 Q, 3.57% (AMBAC Insured), VRDN (b)(c)	18,200,000	18,200,000
		29,300,000
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 3.78% (Liquidity Facility Bank of America NA) (b)(c)(e)	1,495,000	1,495,000
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.57% (AMBAC Insured), VRDN (b)(c)	3,300,000	3,300,000
		4,795,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 1.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.74% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	$ 1,300,000	$ 1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1992, 3.76% tender 4/5/07, CP mode (c)	3,200,000	3,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.):
Series 1987, 3.78% tender 3/5/07, CP mode	2,100,000	2,100,000
Series 84:
3.8% tender 3/9/07, CP mode	4,000,000	4,000,000
3.85% tender 3/1/07, CP mode	2,000,000	2,000,000
3.87% tender 3/30/07, CP mode	3,000,000	3,000,000
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 P109, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	2,100,000	2,100,000
		17,700,000
Washington - 1.2%
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.6%, VRDN (b)(c)	6,400,000	6,400,000
Washington Hsg. Fin. Commission Participating VRDN:
Series MT 325, 3.76% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(e)	1,800,000	1,800,000
Series Putters 1335, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(e)	4,720,000	4,720,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Fairwinds Redmond Proj.) Series A, 3.75%, LOC Bank of America NA, VRDN (b)(c)	2,000,000	2,000,000
(Woodland Retirement Proj.) Series A, 3.71%, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,425,000	3,425,000
		18,345,000
West Virginia - 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,390,000	4,390,000
Wisconsin - 0.7%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	860,000	860,000
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	4,300,000	4,300,000
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 3.57% (FSA Insured), VRDN (b)(c)	$ 2,300,000	$ 2,300,000
Wisconsin State Participating VRDN Series LB 06 K40, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(e)	1,765,000	1,765,000
		10,625,000
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $1,437,409,354)		1,437,409,354
NET OTHER ASSETS - 4.0%		60,378,187
NET ASSETS - 100%		$ 1,497,787,541
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,850,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series PT 2372, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	10/10/06	$ 5,950,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	1/4/07	$ 1,200,000
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds: Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen)	12/15/06	$ 4,300,000
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	1/4/07	$ 1,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 115,234
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,437,409,354.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2007

1.814343.102

NJS-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 17,790,000	$ 17,790,000
New Jersey - 77.9%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 3.55%, LOC Fannie Mae, VRDN (b)(c)	6,000,000	6,000,000
Borough of Riverdale BAN 4% 11/2/07	7,000,000	7,016,843
Borough of Washington BAN 4% 6/1/07	6,545,529	6,550,558
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.68% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,710,000	1,710,000
Burlington County Gen. Oblig. BAN 4% 12/27/07	4,300,000	4,313,690
Carteret Gen. Oblig. BAN 4% 2/15/08	5,000,000	5,014,809
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,765,000	8,765,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,100,000	8,100,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 12, 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	36,715,000	36,715,000
Cumberland County Gen. Oblig. BAN 4.5% 5/16/07	10,500,000	10,516,441
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	15,813,400	15,870,184
East Windsor Township Gen. Oblig. BAN 4% 11/30/07	8,037,248	8,061,080
Englewood Gen. Oblig. BAN 4.5% 7/6/07	17,749,564	17,788,765
Essex County Impt. Auth. Rev. Participating VRDN Series MS 966 D, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	11,525,000	11,525,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.55% (Liquidity Facility Bank of New York, New York) (b)(d)	21,920,000	21,920,000
Series TOC 05 RR, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	10,625,000	10,625,000
Highland Park Gen. Oblig. BAN 4.5% 6/25/07	5,676,375	5,689,237
Holmdel Township Gen. Oblig. BAN 4% 11/13/07	4,012,230	4,023,135
Howell Township Gen. Oblig. TAN 4.5% 3/14/07	11,000,000	11,003,517
Lincoln Park Gen. Oblig. BAN 4% 2/27/08	10,961,550	10,994,126
Madison Borough Board of Ed. BAN 4.5% 7/6/07	11,000,000	11,023,181
Madison Borough Gen. Oblig. BAN 4% 10/19/07	11,200,000	11,232,249
Montclair Township Gen. Oblig. BAN 4% 12/21/07	18,700,000	18,764,082
Montgomery Township Gen. Oblig. BAN 4% 1/18/08	13,500,000	13,546,114
Montville Township Gen. Oblig. BAN 4.5% 5/24/07	8,368,000	8,383,040
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Morris County Gen. Oblig. BAN 4% 10/4/07	$ 5,000,000	$ 5,014,338
Mount Holly Township BAN Series B, 4% 11/21/07	7,360,262	7,377,784
Mount Laurel Township Gen. Oblig. BAN Series G, 4.5% 11/2/07	11,800,677	11,868,201
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Int'l. Processing Corp. Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	300,000	300,000
(The Morris Museum, Inc. Proj.) 3.64%, LOC JPMorgan Chase Bank, VRDN (b)	10,000,000	10,000,000
(The Pennington School Proj.) 3.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,100,000	2,100,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN Series MS 98 161, 3.7% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 06 0135, 3.69% (Liquidity Facility Citibank NA) (b)(d)	12,300,000	12,300,000
Series FRRI 01 N10, 3.51% (Liquidity Facility Bank of New York, New York) (b)(d)	7,150,000	7,150,000
Series MACN 05 H, 3.68% (Liquidity Facility Bank of America NA) (b)(d)	3,030,000	3,030,000
Series Merlots 04 B14, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,105,000	18,105,000
Series MSTC 9057, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,990,000	6,990,000
Series MT 14, 3.68% (Liquidity Facility BNP Paribas SA) (b)(d)	15,660,000	15,660,000
Series MT 34, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,500,000	7,500,000
Series PA 1239, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000,000	6,000,000
Series PT 3824, 3.71% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,700,000	15,700,000
Series Putters 502, 3.69% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	10,725,000	10,725,000
Series Putters 785Z, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,370,000	7,370,000
Series ROC 689, 3.68% (Liquidity Facility Citibank NA) (b)(d)	7,500,000	7,500,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.73%, LOC Wachovia Bank NA, VRDN (b)(c)	3,350,000	3,350,000
(Jewish Home at Rockleigh Proj.) Series B, 3.66%, LOC Allied Irish Banks PLC, VRDN (b)	4,635,000	4,635,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(LPS Inds. Proj.) 3.73%, LOC Wachovia Bank NA, VRDN (b)(c)	$ 6,805,000	$ 6,805,000
(Meriden Assisted Living at Shrewsbury Proj.) 3.65%, LOC Fannie Mae, VRDN (b)(c)	10,500,000	10,500,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 3.55%, LOC Citibank NA, VRDN (b)(c)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 3.65%, LOC Wachovia Bank NA, VRDN (b)(c)	9,900,000	9,900,000
Series A, 3.65%, LOC Wachovia Bank NA, VRDN (b)(c)	14,400,000	14,400,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059 Class A, 3.69% (Liquidity Facility Citibank NA) (b)(d)	3,810,000	3,810,000
Series MS 1419, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	6,130,000	6,130,000
Series PT 3669, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Series Putters 801, 3.69% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,765,000	2,765,000
Series PZ 163, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,030,000	4,030,000
Series ROC II R 6525, 3.68% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,000,000	3,000,000
Series ROC II R2191, 3.68% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,665,000	5,665,000
Series ROC II R295, 3.68% (Liquidity Facility Citibank NA) (b)(d)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	3,955,000	3,955,000
New Jersey Gen. Oblig.:
Bonds Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	12,440,000	12,440,000
Participating VRDN:
Series Macon 04 F, 3.68% (Liquidity Facility Bank of America NA) (b)(d)	9,270,000	9,270,000
Series PT 2893, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	975,000	975,000
Series PT 3272, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,405,000	6,405,000
Series PT 3508, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,980,000	3,980,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1369, 3.69% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 4,400,000	$ 4,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	22,300,000	22,300,000
Series MT 24, 3.68% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	5,495,000	5,495,000
Series MT 25, 3.68% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	6,460,000	6,460,000
Series Putters 1063, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,805,000	5,805,000
(Meridian Health Sys., Inc. Proj.) Series 2006 A5, 3.62%, LOC Wachovia Bank NA, VRDN (b)	10,430,000	10,430,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.49%, LOC JPMorgan Chase Bank, VRDN (b)	6,925,000	6,925,000
(Southern Ocean County Hosp. Proj.) 3.63%, LOC Wachovia Bank NA, VRDN (b)	5,800,000	5,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series D, 3.55% (FGIC Insured), VRDN (b)(c)	17,200,000	17,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.72% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,375,000	4,375,000
Series Merlots 00 A2, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	630,000	630,000
Series PT 1289, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	815,000	815,000
(Single Family Hsg. Proj.):
Series 2005 O:
3.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	15,000,000	15,000,000
3.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	7,735,000	7,735,000
Series 2005 Q, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	34,070,000	34,070,000
Series 2005 R, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	28,610,000	28,610,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 29,240,000	$ 29,240,000
Series Merlots 00 EEE, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,980,000	3,980,000
Series MS 06 1313, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	5,000,000	5,000,000
Series PA 613, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Series PA 670, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,345,000	2,345,000
Series PT 2493, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,860,000	9,860,000
Series Putters 155, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000,000	1,000,000
Series ROC II R323, 3.68% (Liquidity Facility Citibank NA) (b)(d)	9,495,000	9,495,000
Series ROC II R549, 3.68% (Liquidity Facility Citibank NA) (b)(d)	14,530,000	14,530,000
New Jersey Trans. Participating VRDN 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	12,900,000	12,900,000
New Jersey Trans. Auth. Participating VRDN:
Series MSTC 06 3008 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	14,335,000	14,335,000
Series MSTC 06 3015 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,155,000	9,155,000
New Jersey Trans. Trust Participating VRDN Series LB 06 P27U, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,700,000	8,700,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series 2006 C, 5.375% 12/15/07	5,000,000	5,070,355
Participating VRDN:
Series EGL 20030034 Class A, 3.69% (Liquidity Facility Citibank NA) (b)(d)	5,480,000	5,480,000
Series Floaters 06 14Z, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,995,000	2,995,000
Series GS 06 10Z, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	9,200,000	9,200,000
Series GS 07 04Z, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,535,000	6,535,000
Series I-1, 3.69% (Liquidity Facility Royal Bank of Canada) (b)(d)	16,400,000	16,400,000
Series Merlots 04 B, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,180,000	9,180,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series Merlots 07 C8, 3.69% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 36,530,000	$ 36,530,000
Series MS 00 224, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	9,000,000	9,000,000
Series MS 963D, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	12,290,000	12,290,000
Series MS 98 54, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	11,935,000	11,935,000
Series MT 245, 3.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	49,660,000	49,660,000
Series PA 958P, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Series PT 1926, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,775,000	5,775,000
Series PT 2363A, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	1,960,000	1,960,000
Series PT 2494, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,640,000	10,640,000
Series PT 2500, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,980,000	4,980,000
Series PT 2711, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,935,000	5,935,000
Series PT 3291, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	2,000,000	2,000,000
Series PT 3608, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,420,000	5,420,000
Series PT 3859, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,070,000	15,070,000
Series Putters 1143, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,980,000	3,980,000
Series Putters 1144, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,030,000	12,030,000
Series Putters 1365, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,470,000	13,470,000
Series Putters 1366, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,160,000	12,160,000
Series Putters 1403, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495,000	1,495,000
Series Putters 503, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,685,000	2,685,000
Series Putters 818, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	21,360,000	21,360,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series Putters 820, 3.69% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 10,670,000	$ 10,670,000
Series PZ 109, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,310,000	13,310,000
Series PZ 110, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,100,000	10,100,000
Series PZ 111, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,395,000	18,395,000
Series PZ 116, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	22,175,000	22,175,000
Series PZ 139, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,615,000	3,615,000
Series ROC II R 632, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,110,000	3,110,000
Series ROC II R146, 3.68% (Liquidity Facility Citibank NA) (b)(d)	7,495,000	7,495,000
Series ROC II R447, 3.68% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
North Bergen Township Gen. Oblig. BAN 4.5% 5/15/07	5,324,000	5,332,436
North Brunswick Township Gen. Oblig. BAN Series B, 4% 11/9/07	10,900,000	10,932,097
Passaic Gen. Oblig. BAN 4.5% 8/10/07	5,526,000	5,539,686
South Orange Village Township Rev. BAN 4.5% 4/25/07	8,283,715	8,293,338
Stafford Township BAN 4% 12/19/07	10,408,000	10,445,114
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MSTC 298, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,145,000	11,145,000
Series MSTC 299, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	16,800,000	16,800,000
Series MT 364, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,335,000	16,335,000
Series MT 380, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PA 1285, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,100,000	5,100,000
Series PT 3890, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,000,000	20,000,000
Series ROC II R 756 CE, 3.69% (Liquidity Facility Citibank NA) (b)(d)	36,300,000	36,300,000
Series ROC II R 786 CE, 3.69% (Liquidity Facility Citibank NA) (b)(d)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series Stars 07 10, 3.55% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	$ 29,700,000	$ 29,700,000
Trenton Gen. Oblig. BAN 4% 7/12/07	15,195,218	15,218,463
Union County Impt. Auth. Rev. (Cedar Glen Hsg. Corp. Proj.) 3.7%, LOC Fannie Mae, VRDN (b)(c)	21,500,000	21,500,000
Union Township Gen. Oblig. BAN 4% 1/10/08	3,720,086	3,732,480
Upper Saddle River Gen. Oblig. BAN 4.25% 3/1/07	4,423,783	4,423,783
Vernon Township Gen. Oblig. BAN 4% 1/11/08	14,467,575	14,518,316
Woodbridge Township Board of Ed. BAN 4% 12/26/07	9,300,000	9,332,422
Woodbridge Township Gen. Oblig. BAN 4% 7/12/07	14,900,000	14,925,987
		1,550,745,851
New Jersey/Pennsylvania - 3.5%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.58% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,900,000	5,900,000
Series Merlots 00 K, 3.55% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,165,000	16,165,000
Series MS 00 396, 3.67% (Liquidity Facility Morgan Stanley) (b)(d)	11,510,000	11,510,000
Series PA 606, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,495,000	9,495,000
Series PA 611, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series PA 965R, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,210,000	4,210,000
Series SG 53, 3.68% (Liquidity Facility Societe Generale) (b)(d)	12,940,000	12,940,000
		70,215,000
New York & New Jersey - 12.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 06 87, 3.72% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)(d)	8,870,000	8,870,000
Series EGL 06 0134, 3.69% (Liquidity Facility Citibank NA) (b)(d)	15,200,000	15,200,000
Series EGL 06 0140, 3.69% (Liquidity Facility Citibank NA) (b)(d)	18,735,000	18,735,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series EGL 06 107 Class A, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 30,500,000	$ 30,500,000
Series Merlots 07 C1, 3.6% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,000,000	4,000,000
Series MS 01 701, 3.71% (Liquidity Facility Morgan Stanley) (b)(c)(d)	4,995,000	4,995,000
Series MT 338, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	2,500,000	2,500,000
Series PA 1038R, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,995,000	4,995,000
Series PA 1171R, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,100,000	5,100,000
Series PA 1251, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,600,000	4,600,000
Series PA 1332, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,895,000	5,895,000
Series PT 1269, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,805,000	9,805,000
Series PT 2698, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,700,000	7,700,000
Series PT 3177, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	8,555,000	8,555,000
Series PT 3560, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	2,730,000	2,730,000
Series PT 3813, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	6,200,000	6,200,000
Series PT 870, 3.7% (Liquidity Facility DEPFA BANK PLC) (b)(c)(d)	2,300,000	2,300,000
Series PT 984, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,870,000	7,870,000
Series ROC II R43, 3.71% (Liquidity Facility Citibank NA) (b)(c)(d)	7,015,000	7,015,000
Series 1991-1, 3.73%, VRDN (b)(c)(e)	8,800,000	8,800,000
Series 1991-3, 3.73%, VRDN (b)(c)(e)	9,800,000	9,800,000
Series 1992-1, 3.7%, VRDN (b)(e)	6,800,000	6,800,000
Series 1995-3, 3.73%, VRDN (b)(c)(e)	9,400,000	9,400,000
Series 1995-4, 3.73%, VRDN (b)(c)(e)	10,500,000	10,500,000
Series 4, 3.69%, VRDN (b)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series MS 00 331, 3.71% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 18,830,000	$ 18,830,000
Series MS 98 157, 3.71% (Liquidity Facility Morgan Stanley) (b)(c)(d)	3,160,000	3,160,000
Series PA 1258, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,500,000	3,500,000
Series Putters 278, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	18,435,000	18,435,000
		256,790,000
Puerto Rico - 2.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.53% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,575,000	2,575,000
Series PA 620, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,450,000	4,450,000
Series RobIns 3, 3.68% (Liquidity Facility Bank of New York, New York) (b)(d)	1,610,000	1,610,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 3.65% (Liquidity Facility Citibank NA) (b)(d)	1,695,000	1,695,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 785 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (b)(d)	19,500,000	19,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MT 258, 3.64% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	13,840,000	13,840,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 3.65% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,560,000	1,560,000
Series ROC II R179, 3.65% (Liquidity Facility Citibank NA) (b)(d)	1,495,000	1,495,000
		46,725,000
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $1,942,265,851)		1,942,265,851
NET OTHER ASSETS - 2.5%		48,877,192
NET ASSETS - 100%		$ 1,991,143,043
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,740,000 or 2.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France)	11/13/06	$ 12,440,000
Port Auth. of New York & New Jersey Series: 1991-1, 3.73%, VRDN	6/18/91	$ 8,800,000
1991-3, 3.73%, VRDN	12/3/03	$ 9,800,000
1992-1, 3.7%, VRDN	2/14/92	$ 6,800,000
1995-3, 3.73%, VRDN	9/15/95	$ 9,400,000
1995-4, 3.73%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 44,287
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,942,265,851.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

February 28, 2007

1.814103.102

SNJ-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.9%
	Principal Amount	Value
Delaware/New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 4,955,000	$ 4,955,000
New Jersey - 76.9%
Borough of Washington BAN 4% 6/1/07	4,000,000	4,003,073
Brick Township Gen. Oblig. BAN 4% 12/7/07	5,949,468	5,969,346
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	445,000	445,000
Burlington County Gen. Oblig. BAN:
4% 12/27/07	2,600,000	2,608,278
4.25% 9/13/07	20,000,000	20,074,631
Cape May BAN 4% 10/12/07	6,000,000	6,015,349
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	5,000,000	5,000,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,280,000	9,280,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 12, 3.69% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	22,600,000	22,600,000
East Brunswick Township Gen. Oblig. BAN:
4% 1/4/08	9,700,000	9,734,831
4.5% 7/5/07	6,907,000	6,922,141
Englewood Gen. Oblig. BAN 4.5% 7/6/07	10,000,000	10,022,085
Essex County Impt. Auth. Rev. Participating VRDN Series MT 18, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	5,900,000	5,900,000
Fair Haven Borough BAN 4% 2/19/08	4,526,642	4,538,518
Fair Lawn Gen. Oblig. BAN Series A, 4% 12/19/07	11,749,000	11,791,747
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.55% (Liquidity Facility Bank of New York, New York) (a)(b)	2,990,000	2,990,000
Series MS 860, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	2,495,000	2,495,000
Series TOC 05 RR, 3.68% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	3,600,000	3,600,000
Haledon Gen. Oblig. BAN 4.5% 4/27/07	9,099,000	9,109,685
Hillsdale Gen. Oblig. BAN 4.5% 3/30/07	5,960,273	5,964,490
Holmdel Township Gen. Oblig. BAN 4% 5/11/07	5,950,000	5,954,579
Howell Township Gen. Oblig. BAN 4.5% 9/17/07	5,200,000	5,223,914
Lakewood Township Gen. Oblig. BAN 4.5% 3/2/07	6,260,000	6,260,171
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Lincoln Park Gen. Oblig. BAN 4% 2/27/08	$ 7,100,000	$ 7,121,100
Madison Borough Gen. Oblig. BAN 4% 10/19/07	6,800,000	6,819,580
Mendham Township BAN 4% 12/28/07	5,000,000	5,017,541
Montclair Township Gen. Oblig. Bonds 4% 12/21/07	7,000,000	7,023,988
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,940,000	1,940,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series 06 1474, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	7,165,000	7,165,000
Series EGL 06 0135, 3.69% (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
Series EGL 06 38 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	3,800,000	3,800,000
Series MACN 06 B, 3.68% (Liquidity Facility Bank of America NA) (a)(b)	5,330,000	5,330,000
Series Merlots 04 B14, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,995,000	10,995,000
Series MSCO 01 572, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	10,831,500	10,831,500
Series MSTC 9057, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,000,000	3,000,000
Series MT 34, 3.68% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	3,495,000	3,495,000
Series PT 3824, 3.71% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,300,000	9,300,000
Series Putters 785Z, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,300,000	1,300,000
Series ROC II R203, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,370,000	3,370,000
Series ROC II R298, 3.68% (Liquidity Facility Citibank NA) (a)(b)	12,295,000	12,295,000
(Jewish Home at Rockleigh Proj.) Series B, 3.66%, LOC Allied Irish Banks PLC, VRDN (a)	3,500,000	3,500,000
(The Hun School of Princeton Proj.) 3.62%, LOC Allied Irish Banks PLC, VRDN (a)	10,610,000	10,610,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 720050059 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	1,400,000	1,400,000
Series MS 06 1516, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	10,175,000	10,175,000
Series PT 3748, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,415,000	4,415,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Participating VRDN: - continued
Series Putters 1630, 3.69% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 5,920,000	$ 5,920,000
Series ROC II R2102, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	990,000	990,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,575,000	5,575,000
Series PT 1560, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,930,000	5,930,000
New Jersey Gen. Oblig.:
Bonds Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,480,000	7,480,000
Participating VRDN:
Series PT 3272, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	2,500,000	2,500,000
Series PT 3273, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	8,890,000	8,890,000
Series PT 3508, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	4,355,000	4,355,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	12,695,000	12,695,000
Series MS 01 833, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	8,085,000	8,085,000
Series PA 1402, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,810,000	4,810,000
(East Orange Gen. Hosp. Proj.) Series A2, 3.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	12,725,000	12,725,000
(Meridian Health Sys. Proj.) Series A4, 3.62%, LOC Wachovia Bank NA, VRDN (a)	15,000,000	15,000,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.49%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(Virtua Health Proj.) 3.63%, LOC Wachovia Bank NA, VRDN (a)	5,500,000	5,500,000
Series 2004 A4, 3.62%, LOC Wachovia Bank NA, VRDN (a)	1,645,000	1,645,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 N, 3.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,625,000	1,625,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 7,980,000	$ 7,980,000
Series EGL 00 3002, 3.69% (Liquidity Facility Citibank NA) (a)(b)	5,830,000	5,830,000
Series EGL 03 47 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	6,100,000	6,100,000
Series LB 05 K9, 3.51% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,005,000	2,005,000
Series Merlots 00 EEE, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	19,200,000	19,200,000
Series MS 03 835, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	6,595,000	6,595,000
Series MS 06 1487, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	5,995,000	5,995,000
Series PA 667, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Series PA 670, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000,000	4,000,000
Series PA 751, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,995,000	9,995,000
Series PT 2493, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	12,410,000	12,410,000
Series ROC II R318, 3.68% (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series ROC II R4032, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,490,000	5,490,000
Series ROC II R549, 3.68% (Liquidity Facility Citibank NA) (a)(b)	2,320,000	2,320,000
Series ROC II R6042, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,000,000	10,000,000
New Jersey Trans. Participating VRDN 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,800,000	7,800,000
New Jersey Trans. Auth. Participating VRDN:
Series MSTC 06 3008 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	8,095,000	8,095,000
Series MSTC 06 3015 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	5,230,000	5,230,000
New Jersey Trans. Trust Participating VRDN:
Series LB 06 P27U, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,945,000	6,945,000
Series ROC 684Z, 3.7% (Liquidity Facility Citibank NA) (a)(b)	2,580,000	2,580,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Bonds Series A, 5% 6/15/07 (FGIC Insured)	$ 3,140,000	$ 3,152,012
Participating VRDN:
Series EGL 20030034 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	2,920,000	2,920,000
Series Merlots 06 B23, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	24,975,000	24,975,000
Series Merlots 07 C8, 3.69% (Liquidity Facility Bank of New York, New York) (a)(b)	39,335,000	39,334,998
Series MS 00 203, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	4,895,000	4,895,000
Series MS 00 224, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	1,695,000	1,695,000
Series MS 963D, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	2,300,000	2,300,000
Series MS 98 54, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	12,795,000	12,795,000
Series MT 245, 3.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	20,000,000	20,000,000
Series PA 646, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,020,000	5,020,000
Series PA 958P, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Series PT 1926, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,460,000	4,460,000
Series PT 2363A, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	12,810,000	12,810,000
Series PT 2494, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,000,000	7,000,000
Series PT 2500, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	12,420,000	12,420,000
Series PT 2572, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	1,880,000	1,880,000
Series PT 3291, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,900,000	9,900,000
Series PT 3495, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,080,000	9,080,000
Series PT 3592, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
Series PT 3859, 3.68% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,700,000	9,700,000
Series Putters 1144, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series Putters 1365, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 10,730,000	$ 10,730,000
Series Putters 1366, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,910,000	5,910,000
Series Putters 1403, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,450,000	1,450,000
Series Putters 503, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,290,000	1,290,000
Series Putters 504, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,315,000	5,315,000
Series Putters 795, 3.68% (Liquidity Facility Dresdner Bank AG) (a)(b)	10,840,000	10,840,000
Series Putters 820, 3.69% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,050,000	5,050,000
Series Putters 825, 3.68% (Liquidity Facility Dresdner Bank AG) (a)(b)	490,000	490,000
Series PZ 109, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,900,000	6,900,000
Series PZ 110, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,710,000	5,710,000
Series PZ 111, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,300,000	9,300,000
Series PZ 116, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	26,720,000	26,720,000
Series ROC II R7516, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,295,000	5,295,000
New Jersey Transit Corp. Ctfs. of Prtn. Participating VRDN Series PT 3751, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000,000	5,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,295,000	6,295,000
North Brunswick Township Gen. Oblig. BAN Series B, 4% 11/9/07	6,600,000	6,619,435
Secaucus Gen. Oblig. BAN 4.5% 6/22/07	8,301,000	8,320,069
Sussex County Gen. Oblig. BAN 4.5% 6/22/07	2,000,000	2,004,774
Tobacco Settlement Fing. Corp. Participating VRDN:
Series MSTC 298, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,100,000	7,100,000
Series MSTC 299, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	10,705,000	10,705,000
Series MT 364, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,400,000	10,400,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Tobacco Settlement Fing. Corp. Participating VRDN: - continued
Series MT 380, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 4,000,000	$ 4,000,000
Series PA 1285, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,400,000	2,400,000
Series ROC II R 756 CE, 3.69% (Liquidity Facility Citibank NA) (a)(b)	33,700,000	33,700,000
Series ROC II R 761 CE, 3.69% (Liquidity Facility Citibank NA) (a)(b)	13,000,000	13,000,000
Series Stars 07 10, 3.55% (Liquidity Facility BNP Paribas SA) (a)(b)	18,835,000	18,835,000
Township of Bridgewater BAN 4% 10/2/07	5,630,000	5,645,363
Township of Washington Morris County BAN 4.25% 10/26/07	6,499,000	6,525,682
Trenton Gen. Oblig. BAN 4% 7/12/07	9,100,000	9,113,921
Union Township Gen. Oblig. BAN:
3.75% 4/27/07	5,075,000	5,075,627
4% 1/10/08	2,200,000	2,207,330
Woodbridge Township Board of Ed. BAN 4% 12/26/07	5,700,000	5,719,872
		995,195,630
New Jersey/Pennsylvania - 3.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.58% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,910,000	3,910,000
Series Merlots 00 K, 3.55% (Liquidity Facility Wachovia Bank NA) (a)(b)	13,000,000	13,000,000
Series PA 606, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	14,200,000	14,200,000
Series SG 53, 3.68% (Liquidity Facility Societe Generale) (a)(b)	5,700,000	5,700,000
Series SGA 89, 3.65% (Liquidity Facility Societe Generale) (a)(b)	14,045,000	14,045,000
		50,855,000
New York - 0.3%
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series PT 2017, 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,485,000	3,485,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 4.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 03 59 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(b)	$ 5,000,000	$ 5,000,000
Series EGL 06 0134, 3.69% (Liquidity Facility Citibank NA) (a)(b)	11,200,000	11,200,000
Series EGL 06 0140, 3.69% (Liquidity Facility Citibank NA) (a)(b)	11,400,000	11,400,000
Series PA 1251, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,900,000	1,900,000
Series 1992 2, 3.7%, VRDN (a)(c)	6,900,000	6,900,000
Series 1997 1, 3.7%, VRDN (a)(c)	8,900,000	8,900,000
Series 1997 2, 3.7%, VRDN (a)(c)	10,400,000	10,400,000
Series 2004 1, 3.69%, VRDN (a)	2,000,000	2,000,000
		57,700,000
Puerto Rico - 10.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 3.56% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,200,000	7,200,000
Series Merlots 00 EE, 3.53% (Liquidity Facility Wachovia Bank NA) (a)(b)	900,000	900,000
Series MS 975, 3.64% (Liquidity Facility Morgan Stanley) (a)(b)	3,000,000	3,000,000
Series MT 218, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,600,000	3,600,000
Series MT 251, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000,000	5,000,000
Series PA 774R, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,770,000	1,770,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series PA 114, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,735,000	12,735,000
3.65% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 H, 3.65% (Liquidity Facility Bank of America NA) (a)(b)	2,800,000	2,800,000
Series MACN 06 M, 3.65% (Liquidity Facility Bank of America NA) (a)(b)	3,005,000	3,005,000
Series MACN 06 R, 3.65% (Liquidity Facility Bank of America NA) (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN: - continued
Series Merlots 00 FFF, 3.53% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 2,715,000	$ 2,715,000
Series PT 3623, 3.64% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	8,910,000	8,910,000
Series ROC II R 785 CE, 3.67% (Liquidity Facility Citigroup, Inc.) (a)(b)	11,600,000	11,600,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series I-3, 3.67% (Liquidity Facility Royal Bank of Canada) (a)(b)	6,765,000	6,765,000
Series MSTC 7005, 3.63% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	10,045,000	10,045,000
Series MT 258, 3.64% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	11,855,000	11,855,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.64% (Liquidity Facility Morgan Stanley) (a)(b)	5,000,000	5,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.64% (Liquidity Facility Morgan Stanley) (a)(b)	12,800,000	12,800,000
Series PA 1223, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,200,000	6,200,000
Series Putters 147, 3.65% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,900,000	2,900,000
Series Putters 681, 3.65% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,735,000	1,735,000
Series RobIns 16, 3.68% (Liquidity Facility Bank of New York, New York) (a)(b)	2,165,000	2,165,000
Series SGA 43, 3.51% (Liquidity Facility Societe Generale) (a)(b)	4,310,000	4,310,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/08 (a)	4,330,000	4,330,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.55%, LOC Banco Santander Central Hispano SA, VRDN (a)	$ 1,450,000	$ 1,450,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN Series Putters 1426, 3.68% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,090,000	2,090,000
		140,880,000
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,253,070,630)		1,253,070,630
NET OTHER ASSETS - 3.1%		40,536,011
NET ASSETS - 100%		$ 1,293,606,641
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,680,000 or 2.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Gen. Oblig. Bonds Series PT 2509, 3.6%, tender 6/7/07 (Liquidity Facility Dexia Cr. Local de France)	11/13/06	$ 7,480,000
Port Auth. of New York & New Jersey Series 1992 2, 3.7%, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 3.7%, VRDN	8/9/02	$ 8,900,000
Port Auth. of New York & New Jersey Series 1997 2, 3.7%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 46,306
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $1,253,070,630.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007